PARENT COMPANY ONLY CONDENSED FINANCIAL STATEMENTS - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Condensed Financial Information Disclosure [Abstract]
Accumulated losses, excluding the cost of investment	$ 1,802,108	$ 879,887